S-K 1606, De-SPAC Board Determination	Oct. 05, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

The JATT Board’s Reasons for the Approval of the Business Combination

The JATT Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Business Combination Agreement and the Business Combination, including, but not limited to, the following:

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the JATT Board’s knowledge and understanding of JATT’s business, operations, financial condition, asset quality, earnings and prospects, and of Talawar’s business, operations, financial condition, asset quality, earnings and prospects, taking into account the conversation had with, and the presentations made by, Talawar officers as part of JATT’s due diligence review and information provided by Talawar’s financial advisors;
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Talawar’s financial track record and the market performance;
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the ability of JATT’s shareholders to benefit from Talawar’s potential growth and stock appreciation since it is more likely that the combined entity will have superior future earnings and prospects compared to JATT’s earnings and prospects on an independent basis due to greater operating efficiencies and better penetration of commercial markets;
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the perceived ability of Talawar to complete a Business Combination from a financial and regulatory perspective;
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the fact that the outside date allows for sufficient time to complete the Business Combination;
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the level of effort that Talawar must use under the Business Combination Agreement to obtain required regulatory approvals, and the prospects for such approvals being obtained in a timely fashion and without the imposition of any adverse conditions;
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its review of the potential costs associated with executing the Business Combination Agreement, including change in control, severance and related costs, as well as estimated advisor fees, which the JATT Board concluded were reasonable and would not affect the advice from, or the work performed by executive management of JATT or JATT’s financial advisors in connection with the evaluation of the merger and the Business Combination Agreement by JATT’s Board;
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the complementary aspects of the JATT and Talawar businesses, including customer focus, geographic coverage, business orientation and compatibility of the companies’ management operating styles;
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its knowledge of the current environment in the industry and increasing nationwide and global competition and the likely effects of these factors on JATT’s and the combined company’s potential growth, development, productivity, profitability and strategic options;
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the written opinion of Houlihan Capital, dated June 29, 2026, to the JATT Board as to the fairness, from a financial point of view and as of the date of the written opinion, of the consideration to be issued or paid in the Transaction to the unaffiliated shareholders of JATT, which opinion is subject to the assumptions made, qualifications, limitations and other matters considered in the review undertaken by Houlihan Capital as more fully described in the section entitled “Proposal No. 1 — The Business Combination Proposal — Opinion of Houlihan Capital.” The full text of the written opinion is attached as Annex C to this proxy statement/prospectus; and
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its belief that the Business Combination is more favorable to JATT’s shareholders than the alternatives to the Business Combination, which belief was formed based on the careful review undertaken by the JATT Board, with the assistance of its management and outside legal and financial advisors.

In the course of its deliberations, the JATT Board considered a variety of uncertainties, risks and other potentially negative reasons relevant to the Business Combination, including the below:

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The risk that the potential benefits of the Business Combination may not be fully achieved, or may not be achieved within the expected time frame and the significant fees, expenses and time and effort of management associated with completing the Business Combination.
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The risk that the Business Combination and transactions contemplated thereby might not be consummated or completed in a timely manner or that the closing might not occur despite our best efforts, including by reason of a failure to obtain the approval of JATT’s stockholders, litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin the consummation of the Business Combination.
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Economic downturns and market conditions beyond Talawar’s control, including a recession or pandemic, could adversely affect its business, financial condition, results of operations and prospects.
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The requirements of being a public company, including compliance with the SEC’s requirements regarding internal controls over financial reporting, may strain JATT’s resources and divert management’s attention, and the increases in legal, accounting and compliance expenses that will result from the Business Combination may be greater than anticipated.
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Talawar may invest in or acquire other businesses, or may invest or spend the proceeds of the Business Combination in ways with which the investors may not agree or which may not yield a return, and Talawar’s businesses may suffer if they are unable to successfully integrate acquired businesses or otherwise manage the growth associated with multiple acquisitions.

After considering the foregoing potentially negative and potentially positive reasons, the JATT Board concluded, in its business judgment, that the potentially positive reasons relating to the Business Combination and the other related transactions outweighed the potentially negative reasons.

Reasons for the Approval of the Business Combination by the Talawar Board

In reaching its decision to approve the Business Combination and resolving to recommend that Talawar Stockholders approve the Business Combination, the Talawar Board consulted with Talawar’s management, as well as its legal counsel and other advisors. The Talawar Board considered a variety of factors in connection with its evaluation and approval of the Business Combination and the matters related to the Business Combination. Dr. Sidhu was not present at the meetings, or the protions thereof, of the Talawar Board where the Business Combination was discussed because he recused himself from any Talawar Board deliberations or decisions relating to a potential transaction with JATT.

In light of the number and variety of factors considered in connection with its evaluation of the Business Combination, the Talawar Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The Talawar Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. In addition, individual directors may have given different weight to different factors in their evaluation of the Business Combination. The Talawar Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Business Combination Agreement and the transactions contemplated thereby, including, but not limited to, the following material factors:

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information concerning Talawar’s business, including its financial performance and condition, operations, management, and preclinical data;
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Talawar’s opportunity to access the public capital markets as compared to its prospects if it were to remain an independent privately held company, including its need to obtain additional financing and the terms on which it would be able to obtain such financing, if at all;
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the potential benefits from increased public awareness of Talawar and its pipeline;
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the Talawar Board’s belief that, after reviewing various financing options to enhance stockholder value, including additional paths to becoming a public company, the Business Combination and PIPE Financing represented the most favorable alternative reasonably available to Talawar;
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the cash resources of the Post-Closing Company expected to be available upon the closing of the PIPE Financing and consummation of the Business Combination (including the ability to support Talawar’s current and planned preclinical and clinical trials and operations into 2029);
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the access, as a public company, to a broader range of investors to support the development of Talawar’s drug candidates than if Talawar continued to operate as a privately held company;
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the potential to provide its current stockholders with greater liquidity by owning stock in a public company;
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the expectation that the Business Combination, together with the funding committed in the PIPE Financing, would be a higher probability and more efficient means to access capital than other potential options considered;
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the governance structure of the Post-Closing Company, including the composition of the Post-Closing Company Board and the expectation that substantially all of Talawar’s employees, including its management, will serve in similar roles at the Post-Closing Company;
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the Talawar Board’s fiduciary duties to Talawar Stockholders;
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the terms and conditions of the Business Combination Agreement, including, without limitation, the following:
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the determination that the expected relative percentage ownership of JATT shareholders and Talawar Stockholders in the Post-Closing Company was appropriate, based on the Talawar Board’s judgment and assessment of the Equity Value of $120,000,000, the Exchange Ratio and the resulting allocation of Post-Closing Company Common Stock between Talawar Stockholders and JATT shareholders (including the dilutive effect of the PIPE Financing);
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the expectation that the Business Combination will be treated as a reorganization for U.S. federal income tax purposes, with the result that the Talawar Stockholders will generally not recognize taxable gain or loss for U.S. federal income tax purposes with respect to the Business Combination;
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the JATT Board, under certain circumstances, may only change, withdraw, withhold, qualify or modify its recommendation to approve the Business Combination Agreement if the JATT Board determines in good faith, after consultation with its outside legal counsel, that the failure to make such a change would be inconsistent with its fiduciary duties under applicable law, which the Talawar Board viewed as reducing the risk that the Business Combination would not be consummated due to a change in the JATT Board’s recommendation;
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the limited number and nature of the conditions of JATT’s obligation to consummate the Business Combination;
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the condition to Talawar’s obligation to consummate the Business Combination that the Minimum Cash Condition be satisfied; and
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the belief that the other terms of the Business Combination Agreement, including the parties’ representations, warranties and covenants, and the conditions to their respective obligations, were reasonable in light of the entire transaction;
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the fact that shares of Post-Closing Company Common Stock issuable to holders of JATT Ordinary Shares in the Merger will be registered on the Form S-4 registration statement of which this proxy statement/prospectus forms a part, and that, following the consummation of the Business Combination, shares of Post-Closing Company Common Stock held by Talawar Stockholders who are not affiliates of the Post-Closing Company and who are not parties to the Registration Rights and Lock-Up Agreement will be freely tradable;
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the support agreements, including (a) the Sponsor Support Agreement, pursuant to which the Sponsor has agreed, among other things, to vote its JATT Ordinary Shares in favor of the Business Combination, waive any anti-dilution protections and redemption rights with respect to its JATT Ordinary Shares, and surrender 150,000 JATT Ordinary Shares for no consideration in connection with the Closing, and (b) the Stockholder Support Agreement, pursuant to which Khanda has agreed, among other things, to vote its Talawar Shares in favor of the Business Combination, waive appraisal rights under Section 262 of the DGCL, and terminate certain contractual rights effective immediately prior to the Effective Time;
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the anticipated Nasdaq listing of the Post-Closing Company Common Stock; and
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the likelihood that the Business Combination will be consummated on a timely basis.

The Talawar Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Business Combination (which are more fully described in the “Risk Factors” section of this proxy statement/prospectus), including, but not limited to, the following:

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the risk that the potential benefits of the Business Combination may not be realized;
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the risk that the Business Combination might not be consummated in a timely manner or at all, including as a result of the failure of JATT to obtain the Required JATT Shareholder Approval, and the potential adverse effect on the reputation of Talawar and its ability to obtain future financing if the Business Combination and PIPE Financing are not completed;
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the risk that future sales of Post-Closing Company Common Stock may cause the price of Post-Closing Company Common Stock to fall, thus reducing the value of Post-Closing Company Common Stock received by Talawar Stockholders in the Business Combination;
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because the Exchange Ratio is fixed based on the Equity Value of $120,000,000 divided by $10.00 per share, divided by the number of Fully-Diluted Shares, and adjusts only for changes in Talawar’s Fully-Diluted Shares (including as a result of any Company Interim Financing or changes in the parties’ outstanding capital stock at Closing), the relative percentage ownership of JATT shareholders and Talawar Stockholders in the Post-Closing Company immediately following the consummation of the Business Combination will not adjust to reflect any changes in the relative values of Talawar and JATT between the date of the Business Combination Agreement and the Closing;
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the possibility that, under certain circumstances, the JATT Board could change, withdraw, withhold, qualify or modify its recommendation to approve the Business Combination Agreement if the JATT Board determines in good faith, after consultation with its outside legal counsel, that the failure to make such a change would be inconsistent with its fiduciary duties under applicable law;
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the expenses incurred and anticipated to be incurred in connection with the Business Combination and related administrative costs associated with combining the organizations;
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the additional costs and compliance obligations Talawar will incur that are associated with operating as a public company following the consummation of the Business Combination;
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the fact that JATT’s representations and warranties in the Business Combination Agreement do not survive the Closing (except in the case of Fraud), and the potential risk of liabilities that may arise after the Closing; and
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the fact that the Business Combination Agreement does not provide for the payment of a termination fee by either party upon termination, and accordingly there is no financial deterrent, other than potential liability for Willful Breach or Fraud, to discourage either party from terminating the Business Combination Agreement; and
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various other risks associated with the Post-Closing Company and the Business Combination, including the risks described in the section titled “Risk Factors” of this proxy statement/prospectus.

The Talawar Board, except for Dr. Sidhu who recused himself from all related deliberations, ultimately concluded that, in the aggregate, the potential benefits of the Business Combination outweighed the potential risks or negative consequences and that the Business Combination is in the best interests of Talawar and its stockholders.

De-SPAC, Board Determination, Factors Considered [Line Items]
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